Significant Accounting Policies - Schedule of Depreciation Useful Life (Details)	12 Months Ended
Dec. 31, 2025
Computers and peripheral equipment [Member] | Minimum [Member]
Schedule of Depreciation Useful Life [Line Items]
Percentage of depreciation per year	20.00%
Computers and peripheral equipment [Member] | Maximum [Member]
Schedule of Depreciation Useful Life [Line Items]
Percentage of depreciation per year	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Schedule of Depreciation Useful Life [Line Items]
Percentage of depreciation per year	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Schedule of Depreciation Useful Life [Line Items]
Percentage of depreciation per year	15.00%
Leasehold improvements [Member]
Schedule of Depreciation Useful Life [Line Items]
Percentage of depreciation per year	10.00%